UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Anchorage Advisors, LLC
Address:          610 Broadway, 6th Floor
                  New York, New York 10012

Form 13F File Number:      028-11711

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Anthony L. Davis
Title:            Managing Member of Anchorage Advisors Management, LLC
Phone:            212-432-4600

Signature, Place, and Date of Signing:

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
/s/ Anthony L. Davis                             New York, New York                            November 13, 2006
---------------------------                 ------------------------------------        ---------------------------
[Signature]                                          [City, State]                              [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                       0
                                                                ----------

Form 13F Information Table Entry Total:                                 15
                                                                ----------

Form 13F Information Table Value Total:                           $266,723
                                                                ----------
                                                                (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

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                                                              Anchorage Advisors, LLC
                                                            Form 13F Information Table
                                                         Quarter ended September 30, 2006

                                                                                     INVESTMENT DISCRETION     VOTING AUTHORITY

                                                Fair Market Shares or
                                                    Value   Principal SH/             Shared  Shared Other
Issuer                         Title of  Cusip       (in      Amount  PRN Put/  Sole  Defined Other  Managers Sole  Shared  None
                                 Class   Number  thousands)               Call
-----------------------------------------------------------------------------------------------------------------------------------
ATHEROGENICS INC                  COM   047439104   $3,161   240,000  SH          X                           X

-----------------------------------------------------------------------------------------------------------------------------------
AGRIUM INC                        COM   008916108   $11,271  417,600  SH          X                           X

-----------------------------------------------------------------------------------------------------------------------------------
ATP OIL & GAS CORP.               COM   00208J108   $67,588 1,829,666 SH          X                           X

-----------------------------------------------------------------------------------------------------------------------------------
BALLY TOTAL FITNESS HLDG COR      COM   05873K108    $203    134,603  SH          X                           X

-----------------------------------------------------------------------------------------------------------------------------------
DESIGN WITHIN REACH INC.          COM   250557105   $3,161   519,935  SH          X                           X

-----------------------------------------------------------------------------------------------------------------------------------
FIRST DATA CORP                   COM   319963104   $8,400   200,000  SH          X                           X

-----------------------------------------------------------------------------------------------------------------------------------
FRONTEER DEV GROUP INC            COM   35903Q106   $9,538  1,786,000 SH          X                           X

-----------------------------------------------------------------------------------------------------------------------------------
ICO GLOBAL COMM HLDGS LTD DE      CL A  44930K108   $5,680   971,000  SH          X                           X

-----------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC                  COM NEW 629377508   $33,975  750,000  SH          X                           X

-----------------------------------------------------------------------------------------------------------------------------------
PXRE GROUP LTD.                   COM   G73018106   $1,582   383,936  SH          X                           X

-----------------------------------------------------------------------------------------------------------------------------------
REDENVELOPE, INC.                 COM   75733R601   $1,227   143,500  SH          X                           X

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RENOVIS INC                       COM   759885106   $1,238   90,000   SH          X                           X

-----------------------------------------------------------------------------------------------------------------------------------
TERRA INDS. INC.                  COM   880915103   $68,803 8,923,900 SH          X                           X

-----------------------------------------------------------------------------------------------------------------------------------
TRUMP ENTERTAINMENT RESORTS
INC.                              COM   89816T103   $29,646 1,747,994 SH          X                           X

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                     INVESTMENT DISCRETION     VOTING AUTHORITY

                                                Fair Market Shares or
                                                    Value   Principal SH/             Shared  Shared Other
Issuer                         Title of  Cusip       (in      Amount  PRN Put/  Sole  Defined Other  Managers Sole  Shared  None
                                 Class   Number  thousands)               Call
-----------------------------------------------------------------------------------------------------------------------------------

USEC INC.                         COM   90333E108   $21,250 2,204,313 SH          X                           X
-----------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                            $266,723
(in thousands)


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